Financial assets and liabilities - Other financial liabilities (Details) $ in Thousands	Dec. 31, 2018 MXN ($)
Other financial liabilities
Total financial liabilities	$ 122,948
Current	122,948
Zero cost collar options
Other financial liabilities
Total financial liabilities	$ 122,948